Condensed financial information of the parent company - Condensed Statement of Cash Flows (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Statements
Net cash generated from operating activities	¥ 416,499	$ 58,663,000	¥ 708,142		¥ 226,778
Net cash used in investing activities	(598,535)	(84,302,000)	(1,023,997)		(1,714,287)
Net cash generated from/(used in) financing activities	(27,956)	(3,938,000)	(78,454)		1,563,397
Net decrease in cash and cash equivalents	(202,491)	(28,520,000)	(352,214)		33,094
Cash and cash equivalents at beginning of year	948,773
Cash and cash equivalents at end of year	588,644	82,909,000	948,773
Parent Company [Member]
Statements
Operating activities with external parties	(9,575)		(5,559)		23,705
Net cash generated from operating activities	(9,575)		(5,559)		23,705
Investments in subsidiaries	0		0		(1,048,953)
Loans to subsidiaries	0		(31,394)		(1,300,477)
Loans repaid by subsidiaries	19,255		0		0
Investing activities with external parties	0		920		0
Net cash used in investing activities	19,255		(30,474)		(2,349,430)
Financing activities with external parties	(13,697)		(19,734)		1,679,515
Net cash generated from/(used in) financing activities	(13,697)		(19,734)		1,679,515
Effect of foreign exchange rate changes on cash and cash equivalents	17		2,078		(17,475)
Net decrease in cash and cash equivalents	(4,000)		(53,689)		(663,685)
Cash and cash equivalents at beginning of year	5,390		59,079		722,764
Cash and cash equivalents at end of year	1,390		5,390		59,079
Variable Interest Entities
Statements
Net cash used in investing activities | $		$ 0		$ 0		$ 0
Cash and cash equivalents at beginning of year	90
Cash and cash equivalents at end of year	107		90
Variable interest entity primary beneficiary excluding intra group
Statements
Operating activities with external parties	(11,988)		(8,616)		(73,720)
Variable interest entity primary beneficiary intra group
Statements
Net cash generated from operating activities	17		(516)		(3,975)
Net decrease in cash and cash equivalents	¥ 17		¥ (516)		¥ (3,975)